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             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.  Name and address of issuer:

         AFD Exchange Reserves
         1345 Avenue of the Americas
         New York, NY  10105

2. Name of each series or class of funds for which this notice is filed:

         Class A
         Class B
         Class C

3.  Investment Company Act File Number:
         811-8294

    Securities Act File Number:
         33-74230

4.  Last day of fiscal year for which this notice is filed:
         September 30, 1996

5. Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                 [  ]

6.  Date of termination of issuer's declaration under Rule
    24f-2(a)(1),

    if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          -0- shares
         $-0-




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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          -0- shares
         $-0-

9. Number and aggregate sale price of securities sold during the fiscal year:

          640,775,373 shares
         $640,775,373

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule
    24f-2:

          640,775,373 shares
         $640,775,373

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

          4,590,571 shares
         $4,590,571

12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

           640,775,373 shares
          $640,775,373

    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

           4,590,571 shares
          $4,590,571

   (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

           641,604,183 shares
          $641,604,183

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees




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          pursuant to rule 24e-2 (if applicable):

           -0- shares
          $-0-

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
          (i), plus line (ii), less line (iii), plus line (iv)]
          (if applicable):

           3,761,761 shares
          $3,761,761

    (vi)  Multiplier prescribed by Section 6(b) of the Securities
          Act of 1933 or other applicable law or regulation (see instruction C.6):

          x  1/3300

   (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:

          $1,140

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
    202.3a).
                                            [X]


    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         November 14, 1996



















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                            SIGNATURE


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                             By (Signature and Title)*
                             \s\ Edmund P. Bergan, Jr.
                                 Edmund P. Bergan, Jr.
                                       Secretary


Date:  November 14, 1996


* Please print the name and title of the signing officer below the signature.


































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                      SEWARD & KISSEL
                  One Battery Park Plaza
                 New York, New York 10004

                 Telephone (212) 574-1200


                                  November 15, 1996




AFD Exchange Reserves
1345 Avenue of the Americas
New York, New York 10105


Dear Sirs:

         We have acted as counsel for AFD Exchange Reserves, a Massachusetts business trust (the "Company"), in connection with the Company's Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, to report the sale of 640,775,373 shares of beneficial interest of the Company, par value $.001 per share, during the fiscal year of the Company ended September 30, 1996, in reliance upon that Rule and pursuant to the registration of an indefinite number of such shares under the Securities Act of 1933, as amended.

         As counsel for the Company, we have examined and relied upon such records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 640,775,373 shares so sold in reliance upon Rule
24f-2 were duly authorized and legally issued and, upon their issuance, were fully paid and nonassessable shares of beneficial interest of the Company under the laws of the Commonwealth of Massachusetts.












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AFD Exchange Reserves             2        November 15, 1996


         Our opinion above stated is expressed as members of the bar of the State of New York.

         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to the above-referenced Rule 24f-2 Notice.

                                  Very truly yours,

                                  /s/ Seward & Kissel









































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